INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Segment's Profits and Losses (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	₽ 175,391	$ 2,224.4	₽ 127,657	₽ 94,054
Depreciation and amortization	(14,777)	(187.4)	(12,137)	(11,239)
Adjusted operating income	37,415	474.6	28,445	18,021
Russian Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	113,007	1,433.2	95,496	79,104
Depreciation and amortization	(12,113)	(153.6)	(10,064)	(9,781)
Adjusted operating income	45,416	576.0	38,444	28,185
Taxi
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	38,045	482.5	19,213	4,891
Depreciation and amortization	(967)	(12.3)	(745)	(46)
Adjusted operating income	542	6.9	(4,530)	(8,009)
Classifieds
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	5,390	68.4	3,717	2,060
Depreciation and amortization	(27)	(0.3)	(67)	(53)
Adjusted operating income	297	3.8	(205)	74
Media Services
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	3,867	49.0	1,909	1,187
Depreciation and amortization	(94)	(1.2)	(71)	(99)
Adjusted operating income	(2,259)	(28.6)	(845)	(507)
Other Bets and Experiments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	15,082	191.3	5,625	1,844
Depreciation and amortization	(1,376)	(17.5)	(1,037)	(1,122)
Adjusted operating income	(6,581)	(83.5)	(4,146)	(3,278)
Russian E-commerce
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers			1,697	4,968
Depreciation and amortization			(11)	(54)
Adjusted operating income			(273)	1,556
Intersegment Eliminations
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	(8,827)	(111.9)	(5,525)	(3,295)
Depreciation and amortization	(200)	(2.5)	(142)	(84)
Intersegment Eliminations | Russian Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	₽ 8,827	$ 111.9	₽ 5,525	₽ 3,295